Segment	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment	Segment
Our chief operating decision maker, or the CODM, being our Board of Directors, measures performance based on our overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated Group and we only have one reportable segment.